INCOME TAXES - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax [abstract]
Statutory income tax recovery (expense)	$ (165)	$ (38)	$ 14
Reduction (increase) resulting from:
Decrease in tax assets not recognized	(11)	(10)	(5)
Differences between statutory rate and future tax rate and tax rate changes	0	10	(147)
Non-controlling interest	98	20	2
Subsidiaries’ income taxed at different rates	125	29	127
Other	1	(9)	(5)
Total income tax recovery (expense)	$ 48	$ 2	$ (14)
Effective income tax rate	(8.50%)	(1.50%)	(26.90%)